Statements of Operations (Financial income (expenses), net) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement Related Disclosures [Abstract]
Interest income		$ 2,488	$ 561	$ 1,408
Amortization of issuance costs of convertible notes		(547)	0	(113)
Other, net	[1]	(1,081)	1	(265)
Financial income (expenses), net		860	562	1,030
Foreign currency expense		$ (871)	$ 151	$ (351)

[1]	Including foreign currency expense resulting from transactions not denominated in U.S. Dollars